Document and Entity Information	Feb. 09, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2026
Entity File Number	001-08097
Entity Registrant Name	Valaris Ltd
Entity Central Index Key	0000314808
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1589854
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	44 (0)
Local Phone Number	20 7659 4660
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value share
Trading Symbol	VAL
Security Exchange Name	NYSE
Warrants to purchase Common Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	VAL WS
Security Exchange Name	NYSE